Commitments and Contingencies (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 06, 2020	Oct. 31, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 29, 2016
Loss Contingencies [Line Items]
Operating lease right of use asset			$ 683,307	$ 797,311	$ 29,157
Discount rate						8.00%
Current portion of lease liability			155,050	118,102	23,754
Long-term portion lease liability			564,935	695,961	6,384
Accreted interest expense				33,885
Rent expense				73,095
Damages sought value	$ 5,000,000	$ 1,000,000
Damages paid value	$ 5,000,000	$ 336,450
Accreted interest expense			46,466	33,885	49,573
Operating Expense [Member]
Loss Contingencies [Line Items]
Operating lease right of use asset			683,307	797,311	$ 814,063	$ 870,406
Discount rate						8.00%
Current portion of lease liability			$ 155,050	$ 118,102